Impairment loss on marketable securities and investments in associated companies - SeaMex Limited (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 10, 2015	Mar. 09, 2015
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets			30 years
Weighted average cost of capital (as percent)			10.00%
Total impairment of investments		$ 841	$ 895	$ 1,285
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets		30 years
Weighted average cost of capital (as percent)	11.00%	10.25%
Total impairment of investments	$ 76	$ 36	$ 76	$ 0
Third party ownership interest (as percent)				50.00%	50.00%
Ownership interest (as percent)		50.00%	50.00%	50.00%	50.00%	100.00%